Assets held-for-sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets held-for-sale
Schedule of assets held-for-sale

	2024	2023
	US$’000	US$’000
At beginning of the financial year	44,296	86,869
Reclassified from property, plant and equipment (note 8)	32,998	82,641
Disposals	(44,296)	(125,214)
At end of the financial year	32,998	44,296